UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Investor Class (RFTDX)

Institutional Class (RFIDX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

RG Tactical Market Neutral Fund

Institutional Class (RFIIX)

SEMI-ANNUAL REPORT

JANUARY 31, 2020

(UNAUDITED)

This material must be preceded or accompanied by a prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.rangercapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2020 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
WNS Holdings Ltd. ADR (India)	5.27%
Pegasystems, Inc.	4.62%
Repligen Corp.	3.76%
Inter Parfums, Inc.	3.27%
PRA Health Sciences, Inc.	3.07%
Maximus, Inc.	3.07%
Skyline Champion Corp.	2.89%
Mesa Laboratories, Inc.	2.84%
Qualys, Inc.	2.81%
J&J Snack Foods Corp.	2.75%
34.35%

Portfolio Allocation	(% of Net Assets)
Common Stocks	97.16%
Short-Term Investment	2.93%
Liabilities In Excess Of Other Assets	(0.09)%
100.00%

*Excludes Short-Term Investments.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2020 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
Microsoft Corp.	6.33%
CME Group, Inc. Class A	5.28%
J.P. Morgan Chase & Co.	5.11%
Blackstone Mortgage Trust, Inc. Class A	5.08%
Brookfield Infrastructure Partners, L.P. (Bermuda)	4.12%
Starwood Property Trust, Inc.	4.08%
AT&T, Inc.	3.93%
Home Depot, Inc.	3.68%
Verizon Communications, Inc.	3.66%
Crown Castle International Corp.	3.52%
44.79%

Portfolio Allocation	(% of Net Assets)
Common Stocks	73.86%
Real Estate Investment Trusts	15.70%
Preferred Stocks	1.01%
Master Limited Partnerships & Publicly Traded Partnerships	4.12%
Short-Term Investment	5.33%
Liabilities In Excess Of Other Assets	(0.02)%
100.00%

 *Excludes Short-Term Investment.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
NAPCO Security Technologies, Inc.	5.23%
America's Car-Mart, Inc.	4.43%
LeMaitre Vascular, Inc.	4.10%
i3 Verticals, Inc. Class A	4.05%
Mesa Laboratories, Inc.	4.02%
Tabula Rasa HealthCare, Inc.	3.97%
Green Brick Partners, Inc.	3.89%
Allied Motion Technologies, Inc.	3.71%
iRadimed Corp.	3.67%
QAD, Inc.	3.38%
40.45%

Portfolio Allocation	(% of Net Assets)
Common Stocks	94.02%
Exchange Traded Fund	3.04%
Short-Term Investment	2.47%
Other Assets Less Liabilities	0.47%
100.00%

*Excludes Short-Term Investment.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2020 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
iShares Edge MSCI Min Vol Japan ETF	2.11%
iShares Edge MSCI Min Vol EAFE ETF	1.74%
iShares Edge MSCI Min Vol Europe ETF	1.40%
iShares MSCI EAFE Small-Cap ETF	1.22%
iShares MSCI Europe Small-Cap ETF	0.85%
iShares MSCI Japan Small-Cap ETF	0.85%
Agilysys, Inc.	0.83%
First Trust Eurozone AlphaDEX ETF (United Kingdom)	0.79%
Vonage Holdings Corp.	0.78%
Four Corners Property Trust, Inc.	0.72%
11.29%

Portfolio Allocation	(% of Net Assets)
Common Stocks	64.15%
Real Estate Investment Trusts	22.41%
Exchange Traded Funds	8.96%
Short-Term Investment	1.98%
Securities Sold Short	(58.96)%
Other Assets Less Liabilities (Including Deposits for Securities Sold Short)	61.46%
100.00%

* Excludes Short-Term Investment and Securities Sold Short.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.16%

Aerospace - 3.36%
24,676	Kratos Defense & Security Solutions, Inc. *	$ 452,558
5,550	Axon Enterprise, Inc. *	426,295
		878,853
Agriculture, Fishing & Ranching - 0.86%
2,941	Calavo Growers, Inc.	225,310

Back Office Support, HR & Consulting - 8.34%
19,329	WNS Holdings Ltd. ADR (India) *	1,379,317
11,189	Maximus, Inc.	802,811
		2,182,128
Banks: Diversified - 1.76%
20,413	CenterState Bank Corp.	460,517

Banks: Savings/Thrifts & Mortgage Lending - 1.71%
27,975	Banc of California, Inc.	446,481

Biotechnology - 6.83%
9,797	Repligen Corp. *	983,521
7,929	PRA Health Sciences, Inc. *	803,287
		1,786,808
Building Materials - 1.52%
3,966	Armstrong World Industries, Inc.	397,909

Chemicals: Specialty - 1.45%
2,280	Quaker Chemical Corp.	378,526

Computer Services, Software & Systems - 18.48%
14,012	Pegasystems, Inc.	1,207,974
8,565	Qualys, Inc. *	734,363
15,390	Workiva, Inc. Class A *	700,091
13,190	Mimecast Ltd. (United Kingdom) *	673,086
5,455	Mercury Systems, Inc. *	418,671
8,652	Endava PLC Class A ADR (United Kingdom) *	399,463
3,018	AppFolio, Inc. Class A *	396,686
20,218	Box, Inc. Class A *	303,876
		4,834,210
Consumer Lending - 1.73%
1,453	LendingTree, Inc. *	452,174

Cosmetics - 3.27%
12,379	Inter Parfums, Inc.	855,513

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Diversified Materials & Processing - 1.11%
1,990	Cabot Microelectronics Corp.	$ 289,565

Education Services - 2.54%
16,142	Chegg, Inc. *	665,535

Electronics - 0.88%
13,074	nLight, Inc. *	229,710

Engineering & Contracting Services - 1.35%
3,090	TopBuild Corp. *	353,836

Financial Data & Systems - 4.41%
25,850	Evo Payments, Inc. Class A *	716,303
13,502	i3 Verticals, Inc. Class A *	435,980
		1,152,283
Foods - 2.75%
4,332	J&J Snack Foods Corp.	718,419

Health Care: Misc. - 2.63%
8,040	Medpace Holdings, Inc. *	687,822

Health Care Services - 4.76%
11,522	Tabula Rasa HealthCare, Inc. *	669,082
11,751	Bio Telemetry, Inc. *	574,859
		1,243,941
Insurance: Multi-Line - 1.14%
5,715	Goosehead Insurance, Inc. Class A *	298,209

Manufactured Housing - 2.89%
26,278	Skyline Champion Corp. *	755,492

Medical & Dental Instruments & Supplies - 5.31%
7,761	Neogen Corp. *	522,082
12,797	LeMaitre Vascular, Inc.	460,500
3,995	CONMED Corp.	406,212
		1,388,794
Medical Equipment - 1.68%
5,130	Integer Holdings Corp. *	438,102

Medical Services - 1.81%
14,670	NeoGenomics, Inc. *	472,814

Oil Well Equipment & Services - 0.95%
35,658	Select Energy Services, Inc. Class A *	248,180

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Pharmaceuticals - 1.29%
3,378	Heska Corp. *	$ 338,442

Restaurants - 1.04%
6,864	BJ's Restaurants, Inc.	273,050

Scientific Instruments: Gauges & Meters - 2.84%
2,834	Mesa Laboratories, Inc.	743,755

Semiconductors & Components - 1.49%
3,954	Silicon Laboratories, Inc. *	388,718

Specialty Retail - 2.23%
6,032	SiteOne Landscape Supply, Inc. *	582,390

Textiles, Apparel & Shoes - 1.36%
9,248	Steven Madden Ltd.	356,603

Truckers - 2.12%
14,558	Marten Transport, Ltd.	302,224
2,890	SAIA, Inc. *	251,719
		553,943
Utilities: Telecommunications - 1.27%
4,699	Cogent Communications Holdings, Inc.	333,300

TOTAL FOR COMMON STOCKS (Cost $20,311,892) - 97.16%		$ 25,411,332

SHORT-TERM INVESTMENT - 2.93%
765,119	First American Government Obligation Fund - Class Z 1.45% ** (Cost $765,119)	$ 765,119

TOTAL INVESTMENTS (Cost $21,077,011) *** - 100.09%		$ 26,176,451

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)		(23,106)

NET ASSETS - 100.00%		$ 26,153,345

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $21,077,011, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $5,685,228

Gross Unrealized Depreciation (Tax)          (585,788)

Total                                     $5,099,440

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 73.86%

Aerospace & Defense - 1.46%
523	Lockheed Martin Corp.	$ 223,907

Banks - 8.23%
5,907	J.P. Morgan Chase & Co.	781,851
14,548	Bank of America Corp.	477,611
		1,259,462
Biotechnology - 2.64%
4,995	AbbVie, Inc.	404,695

Capital Markets - 15.50%
3,720	CME Group, Inc. Class A	807,649
8,169	Blackstone Group, Inc. Class A	498,881
9,080	Main Street Capital Corp. Class C	391,076
17,984	Ares Capital Corp.	338,459
18,280	Golub Capital BDC, Inc.	336,535
		2,372,600
Chemicals - 1.79%
5,300	Dow, Inc.	244,171
1,012	Corteva, Inc.	29,267
		273,438
Diversified Telecommunication Services - 9.18%
15,974	AT&T, Inc.	600,942
9,415	Verizon Communications, Inc.	559,628
5,181	BCE, Inc. (Canada)	243,921
		1,404,491
Electric Utilities - 2.52%
3,943	Duke Energy Corp.	384,955

Food Products - 1.57%
10,033	Mowi ASA (Norway)	240,059

Insurance - 5.65%
71,531	Insurance Australia Group Ltd. (Australia)	338,758
2,570	Swiss RE AG ORD (Switzerland) *	290,797
795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) *	234,848
		864,403
Marine - 0.47%
8,979	Costamare, Inc. ADR (Monaco)	71,203

Multiline Retail - 2.84%
3,925	Target Corp.	434,655

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Oil, Gas & Consumable Fuels - 2.81%
16,278	Royal Dutch Shell Plc. Class B (United Kingdom)	$ 429,837

Pharmaceuticals - 3.13%
3,216	Johnson & Johnson	478,766

Semiconductors & Semiconductor Equipment - 3.40%
9,660	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	521,060

Software - 6.33%
5,693	Microsoft Corp.	969,119

Specialty Retail - 3.69%
2,472	Home Depot, Inc.	563,863

Wireless Telecommunication Services - 2.65%
26,890	Tele2 AB Class B (Sweden)	405,994

TOTAL FOR COMMON STOCKS (Cost $9,079,646) - 73.86%		$ 11,302,507

REAL ESTATE INVESTMENT TRUSTS - 15.70%

Equity Real Estate Investment Trust - 6.55%
3,594	Crown Castle International Corp.	538,525
200,936	Ascendas Real Estate Investment Trust (Singapore)	463,704
		1,002,229
Mortgage Real Estate Investment Trust - 9.15%
20,352	Blackstone Mortgage Trust, Inc. Class A	777,446
24,304	Starwood Property Trust, Inc.	623,641
		1,401,087

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,891,450) - 15.70%		$ 2,403,316

PREFERRED STOCKS - 1.01%

Capital Markets - 1.01%
6,660	Goldman Sachs Group, Inc. 4.000% Perpetual	154,445

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 1.01%		$ 154,445

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

		Value
MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 4.12%

Electric Utilities - 4.12%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	631,258

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $240,841) - 4.12%		$ 631,258

SHORT-TERM INVESTMENT - 5.33%
815,241	First American Government Obligation Fund - Class Z 1.45% ** (Cost $815,241)	$ 815,241

TOTAL INVESTMENTS (Cost $12,185,001) *** - 100.02%		$ 15,306,767

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(3,568)

NET ASSETS - 100.00%		$ 15,303,199

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,185,001, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $3,319,890

Gross Unrealized Depreciation (Tax)          (198,124)

Total                                     $3,121,766

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 94.02%

Banks: Diversified - 5.48%
21,285	Atlantic Capital Bancshares, Inc. *	$ 401,648
8,190	Triumph Bancorp, Inc. *	319,246
18,280	Capstar Financial Holdings, Inc.	273,652
		994,546
Banks: Savings/Thrifts & Mortgage Lending - 2.04%
23,245	Banc of California, Inc.	370,990

Biotechnology - 3.30%
9,665	ANI Pharmaceuticals, Inc. *	599,230

Computer Services, Software & Systems - 15.96%
11,916	QAD, Inc. Class A	613,078
18,780	Simulations Plus, Inc.	611,852
30,836	OneSpan, Inc. *	512,494
71,805	Zix Corp. *	484,684
26,410	American Software, Inc. Class A	394,301
8,922	Model N, Inc. *	278,277
		2,894,686
Diversified Materials & Processing - 3.41%
65,626	LiqTech International, Inc. (Denmark) *	426,569
8,600	Insteel Industries, Inc.	192,382
		618,951
Electronic Components - 3.15%
7,796	NVE Corp.	571,915

Electronics - 1.33%
13,754	nLight, Inc. *	241,658

Financial Data & Systems - 4.06%
22,790	i3 Verticals, Inc. Class A *	735,889

Health Care Services - 3.97%
12,405	Tabula Rasa HealthCare, Inc. *	720,358

Homebuilding - 3.89%
60,900	Green Brick Partners, Inc. *	705,831

Medical & Dental Instruments & Supplies - 9.73%
20,659	LeMaitre Vascular, Inc.	743,414
6,262	Utah Medical Products, Inc.	576,542
32,305	BioLife Solutions, Inc. *	445,486
		1,765,442

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Medical Equipment - 7.16%
26,127	iRadimed Corp. *	$ 666,239
8,310	Tactile Systems Technology, Inc. *	466,939
9,776	IntriCon Corp. *	166,485
		1,299,663
Medical Services - 1.21%
16,387	Fulgent Genetics, Inc. *	219,258

Metal Fabricating - 2.62%
4,506	Omega Flex, Inc.	474,933

Oil:Crude Producers - 0.50%
12,636	Panhandle Oil and Gas, Inc.	91,358

Pharmaceuticals - 2.45%
4,430	Heska Corp. *	443,842

Restaurants - 3.54%
11,980	BJ's Restaurants, Inc.	476,565
17,237	J. Alexander's Holdings, Inc. *	165,131
		641,696
Scientific Instruments: Control & Filter - 5.23%
32,252	NAPCO Security Technologies, Inc. *	948,209

Scientific Instruments: Electrical - 3.71%
14,686	Allied Motion Technologies, Inc.	673,206

Scientific Instruments: Gauges & Meters - 4.02%
2,780	Mesa Laboratories, Inc.	729,583

Specialty Retail - 4.43%
7,315	America's Car-Mart, Inc. *	803,041

Truckers - 2.83%
40,453	Covenant Transportation Group, Inc. Class A *	513,146

TOTAL FOR COMMON STOCKS (Cost $16,320,633) - 94.02%		$ 17,057,431

EXCHANGE TRADED FUND - 3.04%
2,605	iShares Russell 2000 Growth ETF	552,234

TOTAL FOR EXCHANGE TRADED FUND (Cost $518,926) - 3.04%		$ 552,234

SHORT-TERM INVESTMENT - 2.47%
447,229	First American Government Obligation Fund - Class Z 1.45% ** (Cost $447,229)	$ 447,229

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $17,286,788) *** - 99.53%	$ 18,056,894

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.47%	85,811

NET ASSETS - 100.00%	$ 18,142,705

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $17,286,788, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $   2,296,931

Gross Unrealized Depreciation (Tax)         (1,526,825)

Total                                   $       770,106

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 64.15%

Aerospace & Defense - 0.59%
13	TransDigm Group, Inc.	$ 8,363
21	Teledyne Technologies *	7,666
34	L3Harris Technologies, Inc.	7,525
20	Northrop Grumman Corp.	7,491
17	Lockheed Martin Corp.	7,278
		38,323
Air Freight & Logistics - 0.84%
626	Forward Air Corp.	40,972
94	C.H. Robinson Worldwide, Inc.	6,789
63	United Parcel Service, Inc. Class B	6,522
		54,283
Airlines - 0.79%
660	SkyWest, Inc.	36,412
137	Southwest Airlines Co.	7,532
126	Delta Air Lines, Inc.	7,023
		50,967
Auto Components - 0.71%
797	Standard Motor Products, Inc.	38,718
249	Gentex Corp.	7,413
		46,131
Banks - 6.66%
1,979	CVB Financial Corp.	41,104
1,449	Central Pacific Financial Corp.	40,181
466	Tompkins Financial Corp.	40,118
2,605	Brookline Bancorp, Inc.	39,596
1,045	NBT Bancorp, Inc.	39,491
753	Banner Corp.	38,817
1,315	Berkshire Hills Bancorp, Inc.	37,017
425	Bank of America Corp.	13,953
187	Citigroup, Inc.	13,915
373	Citizens Financial Group, Inc.	13,905
290	Zions Bancorp NA	13,192
56	Signature Bank Corp.	7,946
44	M&T Bank Corp.	7,415
105	Prosperity Bancshares, Inc.	7,371
54	J.P. Morgan Chase & Co.	7,147
378	KeyCorp.	7,072
247	Fifth Third Bancorp	7,027
451	Regions Financial Corp.	7,022
450	People's United Financial, Inc.	6,939
511	Huntington Bancshares, Inc.	6,934
130	U.S. Bancorp	6,919

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Banks - (Continued)
133	Truist Financial Corp.	$ 6,859
46	PNC Financial Services Group, Inc.	6,833
139	Wells Fargo & Co.	6,525
106	Comerica, Inc.	6,483
		429,781
Beverages - 0.24%
56	PepsiCo, Inc.	7,953
41	Constellation Brands, Inc. Class A	7,720
		15,673
Building Products - 0.67%
523	Simpson Manufacturing Co., Inc.	43,236

Capital Markets - 1.04%
31	Moody's Corp.	7,960
79	Intercontinental Exchange, Inc.	7,879
27	MSCI, Inc.	7,717
143	Morgan Stanley	7,473
114	SEI Investments Co.	7,440
81	Raymond James Financial, Inc.	7,406
31	Goldman Sachs Group, Inc.	7,370
25	S&P Global, Inc.	7,343
143	Bank of New York Mellon Corp.	6,404
		66,992
Chemicals - 0.93%
950	Hawkins, Inc.	39,691
75	FMC Corp.	7,169
99	Eastman Chemical Co.	7,056
62	Celanese Corp. Class A	6,417
		60,333
Commercial Services & Supplies - 2.90%
209	UniFirst Corp.	42,621
630	Viad Corp.	40,950
738	Brady Corp. Class A	40,863
740	US Ecology, Inc.	39,967
79	Copart, Inc. *	8,015
64	Waste Management, Inc.	7,789
26	Cintas Corp.	7,253
		187,458
Communications Equipment - 0.12%
45	Motorola Solutions, Inc.	7,965

Construction & Engineering - 0.22%
365	Quanta Services, Inc.	14,290

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Construction Materials - 0.11%
27	Martin Marietta Materials, Inc.	$ 7,123

Consumer Finance - 0.55%
180	Discover Financial Services	13,523
246	Ally Financial, Inc.	7,879
73	Capital One Financial Corp.	7,285
210	Synchrony Financial	6,806
		35,493
Containers & Packaging - 0.23%
59	Avery Dennison Corp.	7,743
71	Packaging Corp. of America	6,798
		14,541
Distributors - 0.23%
35	Pool Corp.	7,676
73	Genuine Parts Co.	6,831
		14,507
Diversified Consumer Services - 0.90%
265	Strategic Education, Inc.	43,007
47	Bright Horizons Family Solutions, Inc. *	7,695
158	Service Corp. International	7,576
		58,278
Diversified Financial Services - 0.23%
123	Voya Financial, Inc.	7,347
32	Berkshire Hathaway, Inc. Class B *	7,182
		14,529
Diversified Telecommunication Services - 2.37%
5,671	Vonage Holdings Corp. *	50,302
627	Cogent Communications Holdings, Inc.	44,473
750	Atn International, Inc.	43,402
102	GCI Liberty, Inc. Class A *	7,464
187	AT&T, Inc.	7,035
		152,676
Electric Utilities - 1.26%
625	El Paso Electric Co.	42,556
30	NextEra Energy, Inc.	8,046
82	Duke Energy Corp.	8,006
147	Avangrid, Inc.	7,829
161	Exelon Corp.	7,662
208	PPL Corp.	7,528
		81,627
Electrical Equipment - 0.11%
77	Eaton Corp. PLC	7,274

Electronic Equipment, Instruments & Components - 0.11%
53	CDW Corp.	6,914

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Entertainment - 0.60%
1,324	Marcus Corp.	$ 38,595

Food & Staples Retailing - 0.45%
363	US Foods Holdings Corp. *	14,582
64	Walmart Inc.	7,327
87	Sysco Corp.	7,146
		29,055
Food Products - 1.77%
474	John B Sanfilippo & Son, Inc.	39,958
230	J&J Snack Foods Corp.	38,143
166	Tyson Foods, Inc. Class A	13,717
50	The Hershey Co.	7,758
167	Archer Daniels Midland Co.	7,475
72	J.M. Smucker Co.	7,460
		114,511
Gas Utilities - 0.65%
575	Northwest Natural Holdings Co.	42,193

Health Care Equipment & Supplies - 1.58%
1,307	Natus Medical, Inc. *	40,896
378	Conmed Corp.	38,435
49	West Pharmaceutical Services, Inc.	7,642
49	Steris PLC	7,384
35	Stryker Corp.	7,374
		101,731
Health Care Providers & Services - 3.23%
706	Providence Service Corp. *	45,784
472	CorVel Corp. *	43,221
1,839	Select Medical Holdings Corp. *	42,003
443	Addus HomeCare Corp. *	41,793
17	Chemed Corp.	7,940
109	Henry Schein, Inc. *	7,514
51	Universal Health Services, Inc. Class B	6,993
20	Humana, Inc.	6,725
24	Anthem, Inc.	6,367
		208,340
Health Care Technology - 0.62%
1,567	HealthStream, Inc. *	40,037

Hotels, Restaurants & Leisure - 1.14%
829	Monarch Casino & Resort, Inc. *	44,501
169	Aramark	7,460
69	Hilton Worldwide Holdings, Inc.	7,438
51	Marriott International, Inc. Class A	7,143

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

84 Starbucks Corp.		$ 7,126
		73,668
Household Durables - 1.54%
405	TopBuild Corp. *	46,377
1,089	M.D.C. Holdings, Inc.	45,890
75	Garmin Ltd. (Switzerland)	7,271
		99,538
Household Products - 0.12%
55	Kimberly-Clark Corp.	7,878

Independent Power & Renewable Electricity Producers - 0.11%
323	Vistra Energy Corp.	7,274

Industrial Conglomerates - 0.11%
47	Carlisle Cos., Inc.	7,343

Insurance - 9.30%
399	Kinsale Capital Group, Inc.	45,574
642	Amerisafe, Inc.	43,926
1,019	James River Group Holdings, Ltd. (Bermuda)	43,756
467	RLI Corp.	43,436
1,034	Stewart Information Services Corp.	43,169
1,001	Employers Holdings, Inc.	42,693
951	United Fire Group, Inc.	42,091
454	Safety Insurance Group, Inc.	41,804
957	Horace Mann Educators Corp.	41,161
1,157	ProAssurance Corp.	35,138
202	Progressive Corp.	16,299
109	W.R. Berkley Corp.	8,015
10	Alleghany Corp. *	7,977
65	Allstate Corp.	7,705
40	Renaissance Re Holdings, Ltd. (Bermuda)	7,578
171	Arch Capital Group Ltd. (Bermuda) *	7,551
333	Old Republic International Corp.	7,509
166	CNA Financial Corp.	7,409
71	Globe Life, Inc.	7,402
68	American Financial Group, Inc.	7,398
142	Loews Corp.	7,306
48	Chubb Ltd. (Switzerland)	7,296
123	Hartford Financial Services Group, Inc.	7,291
141	Aflac, Inc.	7,271
55	Travelers Cos., Inc.	7,239
144	American International Group, Inc.	7,237
26	Everest Re Group, Ltd. (Bermuda)	7,191
55	Assurant, Inc.	7,181
144	MetLife, Inc.	7,158

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

78	Prudential Financial, Inc.	$ 7,103
133	Principal Financial Group, Inc.	7,042
157	Athene Holdings Ltd. Class A (Bermuda) *	6,839
47	Reinsurance Group of America, Inc.	6,770
		600,515
IT Services - 3.94%
608	ExlsService Holdings, Inc. *	44,451
1,074	TTEC Holdings, Inc.	42,659
1,251	EVERTEC, Inc. (Puerto Rico)	41,996
522	ManTech International Corp. Class A	41,906
25	FleetCor Technologies, Inc. *	7,881
100	Booz Allen Hamilton Holdings Corp. Class A	7,804
115	Black Knight, Inc. Class A *	7,696
173	Genpact Ltd. (Bermuda)	7,659
39	Global Payments, Inc.	7,623
283	The Western Union Co.	7,613
24	Mastercard, Inc.	7,583
38	Visa, Inc. Class A	7,561
74	Leidos Holdings, Inc.	7,435
62	Fiserv, Inc. *	7,354
59	Broadridge Financial Solutions, Inc.	7,030
		254,251
Life Sciences Tools & Services - 0.11%
9	Mettler-Toledo International, Inc. *	6,815

Machinery - 2.09%
445	ESCO Technologies, Inc.	42,702
424	Watts Water Technologies, Inc. Class A	42,277
190	PACCAR, Inc.	14,100
57	Ingersoll-Rand PLC (Ireland)	7,594
42	Illinois Tool Works, Inc.	7,349
97	Fortive Corp.	7,268
45	Snap-On, Inc.	7,183
42	Cummins, Inc.	6,719
		135,192
Media - 1.24%
1,121	Scholastic Corp.	36,937
1,042	Sirius XM Holdings, Inc.	7,367
198	Fox Corp. Class A	7,342
323	The Interpublic Group of Cos., Inc.	7,332
164	Comcast Corp. Class A	7,083
93	Omnicom Group, Inc.	7,004
508	News Corp. Class A	6,919
		79,984

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Metals & Mining - 0.65%
124	Reliance Steel & Aluminum Co.	$ 14,235
273	Nucor Corp.	12,965
172	Newmont Corp.	7,750
63	Royal Gold, Inc.	7,265
		42,215

Multiline-Retail - 0.12%
49	Dollar General Corp.	7,517

Multi-Utilities - 0.94%
888	Avista Corp.	45,155
86	Consolidated Edison, Inc.	8,084
275	CenterPoint Energy, Inc.	7,282
		60,521
Oil, Gas & Consumable Fuels - 1.01%
1,894	Par Pacific Holdings, Inc. *	38,107
347	Kinder Morgan, Inc.	7,242
63	Chevron Corp.	6,750
106	Exxon Mobil Corp.	6,585
68	Phillips 66	6,213
		64,897
Personal Products - 0.74%
591	Inter Parfums, Inc.	40,844
36	The Estee Lauder Cos., Inc. Class A	7,026
		47,870
Pharmaceuticals - 0.22%
54	Zoetis, Inc.	7,247
115	Bristol-Myers Squibb Co.	7,239
		14,486
Professional Services - 1.45%
614	Exponent, Inc.	44,681
1,904	Kelly Services, Inc. Class A	33,815
83	TransUnion	7,611
96	IHS Markit Ltd. (United Kingdom) *	7,571
		93,678
Road & Rail - 0.85%
2,096	Heartland Express, Inc.	39,174
47	Kansas City Southern	7,928
20	Amerco, Inc.	7,425
		54,527
Software - 2.81%
1,640	Agilysys, Inc. *	53,300
997	Progress Software Corp.	44,995

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

291	MicroStrategy, Inc. Class A *	$ 44,241
29	ANSYS, Inc. *	7,956
46	Microsoft Corp.	7,831
24	Tyler Technologies, Inc. *	7,768
27	Intuit, Inc.	7,570
51	Synopsys, Inc. *	7,523
		181,184

Specialty Retail - 0.45%
33	The Home Depot, Inc.	7,527
7	AutoZone, Inc. *	7,406
18	O'Reilly Automotive, Inc. *	7,310
62	Ross Stores, Inc.	6,956
		29,199
Thrifts & Mortgage Finance - 1.83%
2,514	Northfield Bancorp, Inc.	39,947
1,734	Provident Financial Services, Inc.	39,553
1,104	Flagstar Bancorp, Inc.	38,905
		118,405
Tobacco - 0.61%
744	Universal Corp.	39,544

Water Utilities - 1.36%
495	American States Water Co.	43,837
834	California Water Service Group	43,835
		87,672
Wireless Telecommunication Services - 0.70%
3,560	Spok Holdings, Inc.	37,807
94	T-Mobile US, Inc. *	7,444
		45,251

TOTAL FOR COMMON STOCKS (Cost $4,127,980) - 64.15%		$ 4,142,280

REAL ESTATE INVESTMENT TRUSTS - 22.41%

Equity Real Estate Investment Trust - 15.73%
1,536	Four Corners Property Trust, Inc.	46,525
982	Community Healthcare Trust, Inc.	46,321
1,656	Essential Properties Realty Trust, Inc.	45,722
2,047	CareTrust REIT, Inc	45,402
368	Universal Health Realty Income Trust	45,393
3,008	Independence Realty Trust, Inc.	44,127
3,959	Lexington Realty Trust	43,826
1,806	Easterly Government Properties, Inc.	43,723

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Equity Real Estate Investment Trust - (Continued)

Shares		Value

1,432	Washington Real Estate Investment Trust	$ 43,590
940	LTC Properties, Inc.	43,390
2,057	Global Net Lease, Inc.	42,642
2,317	Armada Hoffler Properties, Inc.	42,494
1,239	National Storage Affiliates Trust	42,312
918	American Assets Trust, Inc.	41,824
3,185	Whitestone REIT	41,724
1,307	Getty Realty Corp.	41,197
1,649	Acadia Realty Trust	40,928
2,441	Retail Opportunity Investments Corp.	40,447
815	Saul Centers, Inc.	40,245
1,747	Urstadt Biddle Properties, Inc. Class A	39,604
2,369	Chatham Lodging Trust	38,733
170	Gaming & Leisure Properties, Inc.	8,033
203	Store Capital Corp.	7,968
296	VICI Properties, Inc.	7,933
250	Invitation Homes, Inc.	7,868
71	Extra Space Storage, Inc.	7,858
354	Medical Properties Trust, Inc.	7,841
285	American Homes 4 Rent Class A	7,789
107	Equity LifeStyle Properties, Inc.	7,784
83	Prologis, Inc.	7,709
13	Equinix, Inc.	7,666
33	American Tower Corp.	7,647
145	Apartment Investment & Management Co. Class A	7,643
30	SBA Communications Corp.	7,487
112	Vornado Realty Trust	7,366
420	Host Hotels & Resorts, Inc.	6,863
		1,015,624
Mortgage Real Estate Investment Trust - 6.45%
2,552	Redwood Trust, Inc.	44,992
2,326	ARMOUR Residential REIT, Inc.	44,799
1,898	PennyMac Mortgage Investment Trust	44,129
2,503	Invesco Mortgage Capital, Inc.	43,777
2,075	KKR Real Estate Finance Trust, Inc.	43,679
5,302	Capstead Mortgage Corp.	43,582
6,822	New York Mortgage Trust, Inc.	43,320
2,327	Granite Point Mortgage Trust, Inc.	42,561
2,325	Apollo Commercial Real Estate Finance, Inc.	42,501
912	New Residential Investment Corp.	15,267
299	Starwood Property Trust, Inc.	7,672
		416,279

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

Real Estate Management & Development - 0.23%
243	CBRE Group, Inc. *	14,835

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,400,757) - 22.41%		$ 1,446,738

EXCHANGE TRADED FUNDS - 8.96%
2,055	iShares Edge MSCI Min Vol Japan ETF	$ 136,301
1,513	iShares Edge MSCI Min Vol EAFE ETF	112,416
3,331	iShares Edge MSCI Min Vol Europe ETF	90,506
1,310	iShares MSCI EAFE Small-Cap ETF	78,482
1,020	iShares MSCI Europe Small-Cap ETF	54,947

774	iShares MSCI Japan Small-Cap ETF	54,784
1,302	First Trust Eurozone AlphaDEX ETF (United Kingdom)	51,143
		578,579

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $566,289) - 8.96%		$ 578,579

SHORT-TERM INVESTMENT - 1.98%
127,839	First American Government Obligation Fund - Class Z 1.45% ** (Cost $127,839)	$ 127,839

TOTAL INVESTMENTS (Cost $6,222,865) *** - 97.50%		$ 6,295,436

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $3,686,689) - (58.96%)		$(3,807,126)

OTHER ASSETS LESS LIABILITIES (INCLUDING DEPOSITS FOR SECURITIES SOLD SHORT) - 61.46%		3,968,389

NET ASSETS - 100.00%		$ 6,456,699

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $2,536,176, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $   239,357

Gross Unrealized Depreciation (Tax)         (287,223)

Total                                    $   (47,866)

(a) Substantially all long term securities are held as collateral for securities sold short. Total value of collateral for securities sold short is $6,167,598.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

INVESTMENTS IN SECURITIES SOLD SHORT - (58.96%)

EXCHANGE TRADED FUNDS - (58.96%)
(1,881)	iShares MSCI EAFE ETF *	$ (126,930)
(3,104)	iShares Europe ETF *	(141,170)
(1,508)	iShares MSCI Japan ETF *	(87,087)
(4,819)	Invesco S&P 500 Equal Weight ETF *	(547,149)
(18,095)	Ishares Russell 2000 ETF *	(2,904,790)
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,686,689) - (58.96%)		(3,807,126)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $3,686,689) - (58.96%)		$(3,807,126)

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2020 (UNAUDITED)

Assets:	Small Cap Fund	Quest for Income and Growth Fund	Micro Cap Fund	RG Tactical Market Neutral Fund
Investments In Securities, At Value (Cost $21,077,011, $12,185,001, $17,286,788, and $6,222,865, respectively)	$26,176,451	$ 15,306,767	$18,056,894	$ 6,295,436
Cash	1,000	-	-	-
Deposit with Broker for Securities Sold Short	-	-	-	4,006,224
Receivables:
Dividends and Interest	803	27,260	9,580	2,466
Securities Sold	-	-	156,093	-
Offering Costs	-	-	-	3,620
Shareholder Subscriptions	52,470	-	-	-
Prepaid Expenses	4,794	3,080	2,662	1,162
Total Assets	26,235,518	15,337,107	18,225,229	10,308,908
Liabilities:
Securities Sold Short, at Value (Proceeds $0, $0, $0, and $3,686,689, respectively)	-	-	-	3,807,126
Payables:
Advisory Fees	7,837	5,334	13,285	7,706
Audit Fees	14,450	19,225	12,475	12,125
Distribution (12b-1) Fees	-	157	-	-
Shareholder Redemptions	26,961	3,326	-	-
Securities Purchased	25,899	-	51,543	-
Other Expenses	7,026	5,866	5,221	25,252
Total Liabilities	82,173	33,908	82,524	3,852,209
Net Assets	$26,153,345	$ 15,303,199	$18,142,705	$ 6,456,699

Net Assets Consist Of:
Paid In Capital	$20,989,930	$ 13,212,863	$17,793,117	$ 6,482,365
Distributable Earnings (Deficits)	5,163,415	2,090,336	349,588	(25,666)
Net Assets	$26,153,345	$ 15,303,199	$18,142,705	$ 6,456,699

Investor Class:

Net Assets		$ 1,041,216
Shares Outstanding (unlimited number of shares authorized with no par value)		77,499
Net Asset Value, Redemption Price And Offering Price Per Share		$ 13.44

Institutional Class:

Net Assets	$26,153,345	$ 14,261,983	$18,142,705	$ 6,456,699
Shares Outstanding (unlimited number of shares authorized with no par value)	1,510,727	1,045,758	1,709,535	641,859
Net Asset Value, Redemption Price And Offering Price Per Share	$ 17.31	$ 13.64	$ 10.61	$ 10.06

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund	Micro Cap Fund	RG Tactical Market Neutral Fund
Dividends (net of foreign withholding of $0, $11,319, $0, & $28 respectively)	$ 55,180	$ 290,621	$ 55,414	$ 67,871
Distributions Received From Master Limited Partnerships	-	11,662	-	-
Interest	8,462	5,855	5,332	7,534
Total Investment Income	63,642	308,138	60,746	75,405

Expenses:
Advisory Fees (Note 5)	127,218	74,171	108,912	43,611
Distribution (12b-1) Fees - Investor Class	-	1,419	-	-
Audit Fees	10,800	14,250	9,475	9,125
Transfer Agent & Accounting Fees	19,095	18,492	15,903	9,267
Registration Fees	1,107	144	131	12
Dividend Expense	-	-	-	26,979
Interest Expense	-	-	-	10
Custody Fees	2,390	2,200	1,616	218
Insurance Fees	2,118	1,254	1,385	229
Trustee Fees	625	625	625	621
Printing Fees	256	598	18	248
NASDAQ Fees	348	695	349	30
Offering Costs	-	-	-	4,442
Miscellaneous Fees	496	383	538	1,629
Legal Fees	17,040	10,094	11,592	6,412
Total Expenses	181,493	124,325	150,544	102,833
Advisory Fees Waived And/Or Reimbursed (Note 5)	(41,553)	(41,318)	(19,850)	(26,252)
Net Expenses	139,940	83,007	130,694	76,581

Net Investment Income (Loss)	(76,298)	225,131	(69,948)	(1,176)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain On Investments	929,625	18,149	115,920	63,315
Net Change In Unrealized Appreciation (Depreciation) On Investments	(57,234)	830,592	216,835	26,269
Net Change In Unrealized Appreciation (Depreciation) On Securities Sold Short	-	-	-	(86,613)
Net Realized And Unrealized Gain On Investments	872,391	848,741	332,755	2,971

Net Increase In Net Assets Resulting From Operations	$ 796,093	$ 1,073,872	$ 262,807	$ 1,795

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2020	7/31/2019
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (76,298)	$ (116,735)
Net Realized Gain On Investments	929,625	1,402,442
Net Change In Unrealized Depreciation On Investments	(57,234)	(282,047)
Net Increase In Net Assets Resulting From Operations	796,093	1,003,660

Distributions Paid To Shareholders	(1,634,402)	(3,067,031)

Capital Share Transactions (Note 7)	1,151,125	986,974

Total Increase (Decrease) In Net Assets	312,816	(1,076,397)

Net Assets:
Beginning Of Period/Year	25,840,529	26,916,926

End Of Period/Year	$26,153,345	$25,840,529

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2020	7/31/2019
Increase (Decrease) In Net Assets From Operations:
Net Investment Income	$ 225,131	$ 490,495
Net Realized Gain On Investments	18,149	324,565
Net Change In Unrealized Appreciation (Depreciation) On Investments	830,592	(13,243)
Net Increase In Net Assets Resulting From Operations	1,073,872	801,817

Distributions Paid To Shareholders:
Net Investment Income	(229,592)	(545,756)
Return of Capital	(79,731)	(120,268)
Total Distributions Paid To Shareholders	(309,323)	(666,024)

Capital Share Transactions (Note 7)	348,342	(3,033,747)

Total Increase (Decrease) In Net Assets	1,112,891	(2,897,954)

Net Assets:
Beginning Of Period/Year	14,190,308	17,088,262

End Of Period/Year	$ 15,303,199	$ 14,190,308

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2020	7/31/2019
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (69,948)	$ (153,642)
Net Realized Gain (Loss) On Investments	115,920	(354,853)
Net Change In Unrealized Appreciation On Investments	216,835	1,355,061
Net Increase In Net Assets Resulting From Operations	262,807	846,566

Distributions Paid To Shareholders	-	(48,817)

Capital Share Transactions (Note 7)	244,589	2,171,482

Total Increase In Net Assets	507,396	2,969,231

Net Assets:
Beginning Of Period/Year	17,635,309	14,666,078

End Of Period/Year	$ 18,142,705	$ 17,635,309

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Period *
	Ended	Ended
	1/31/2020	7/31/2019
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (1,176)	$ (477)
Net Realized Gain On Investments	63,315	-
Net Change In Unrealized Appreciation On Investments	26,269	46,302
Net Change In Unrealized Depreciation On Securities Sold Short	(86,613)	(33,824)
Net Increase In Net Assets Resulting From Operations	1,795	12,001

Distributions Paid To Shareholders	(39,462)	-

Capital Share Transactions (Note 7)	2,862,645	3,619,720

Total Increase In Net Assets	2,824,978	3,631,721

Net Assets:
Beginning Of Period	3,631,721	-

End Of Period	$ 6,456,699	$ 3,631,721

* For the period July 1, 2019 (commencement of investment operations) through July 31, 2019.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	1/31/2020	7/31/2019	7/31/2018	7/31/2017	7/31/2016	7/31/2015

Net Asset Value, At Beginning of Period/Year	$ 17.87	$ 19.68	$ 17.75	$ 16.72	$ 17.69	$ 15.86

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.05)	(0.08)	(0.08)	(0.09)	(0.10)	(0.06)
Net Gain On Securities (Realized And Unrealized)	0.60	0.55	3.44	2.67	0.17	3.29
Total From Investment Operations	0.55	0.47	3.36	2.58	0.07	3.23

Distributions:
Realized Gains	(1.11)	(2.28)	(1.43)	(1.55)	(1.04)	(1.40)
Total From Distributions	(1.11)	(2.28)	(1.43)	(1.55)	(1.04)	(1.40)

Net Asset Value, At End Of Period/Year	$ 17.31	$ 17.87	$ 19.68	$ 17.75	$ 16.72	$ 17.69

Total Return **	3.18%(b)	5.70%	19.77%	16.01%	0.87%	21.40%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 26,153	$ 25,841	$ 26,917	$ 23,402	$ 27,126	$ 25,441
Before Waivers
Ratio Of Expenses To Average Net Assets	1.43%(a)	1.39%	1.41%	1.41%	1.38%	1.39%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10%(a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.60)%(a)	(0.47)%	(0.43)%	(0.51)%	(0.65)%	(0.33)%
Portfolio Turnover	22.30%(b)	67.07%	49.21%	64.06%	51.76%	68.50%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	1/31/2020	7/31/2019	7/31/2018	7/31/2017	7/31/2016	7/31/2015

Net Asset Value, At Beginning Of Period/Year	$ 12.77	$ 12.64	$ 12.24	$ 11.87	$ 12.06	$ 12.98

Income (Loss) From Investment Operations:
Net Investment Income *	0.19	0.38	0.36	0.30	0.32	0.38
Net Gain (Loss) On Securities (Realized And Unrealized)	0.76	0.32	0.60	0.61	(0.16)	(0.84)
Total From Investment Operations	0.95	0.70	0.96	0.91	0.16	(0.46)

Distributions:
Net Investment Income	(0.20)	(0.44)	(0.44)	(0.34)	(0.30)	(0.46)
Return Of Capital	(0.08)	(0.13)	(0.12)	(0.20)	(0.05)	-
Total From Distributions	(0.28)	(0.57)	(0.56)	(0.54)	(0.35)	(0.46)

Net Asset Value, At End Of Period/Year	$ 13.44	$ 12.77	$ 12.64	$ 12.24	$ 11.87	$ 12.06

Total Return **	7.47%(b)	5.93%	7.97%	7.91%	1.47%	(3.68)%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 1,041	$ 1,148	$ 1,234	$ 1,269	$ 1,310	$ 1,356
Before Waivers
Ratio Of Expenses To Average Net Assets	1.95%(a)	1.93%	1.89%	1.94%	2.04%	2.14%
After Waivers
Ratio Of Expenses To Average Net Assets	1.35%(a)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio Of Net Investment Income To Average Net Assets	2.84%(a)	3.11%	2.87%	2.58%	2.82%	3.01%
Portfolio Turnover	17.10%(b)	31.96%	50.62%	91.08%	90.56%	36.85%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended			Years Ended
	1/31/2020	7/31/2019	7/31/2018	7/31/2017	7/31/2016	7/31/2015

Net Asset Value, At Beginning Of Period/Year	$ 12.94	$ 12.77	$ 12.33	$ 11.93	$ 12.10	$ 13.02

Income (Loss) From Investment Operations:
Net Investment Income *	0.20	0.42	0.40	0.34	0.34	0.41
Net Gain (Loss) On Securities (Realized And Unrealized)	0.78	0.32	0.60	0.60	(0.15)	(0.85)
Total From Investment Operations	0.98	0.74	1.00	0.94	0.19	(0.44)

Distributions:
Net Investment Income	(0.21)	(0.47)	(0.45)	(0.36)	(0.31)	(0.48)
Return Of Capital	(0.07)	(0.10)	(0.11)	(0.18)	(0.05)	-
Total From Distributions	(0.28)	(0.57)	(0.56)	(0.54)	(0.36)	(0.48)

Net Asset Value, At End of Period/Year	$ 13.64	$ 12.94	$ 12.77	$ 12.33	$ 11.93	$ 12.10

Total Return **	7.61%(b)	6.19%	8.24%	8.18%	1.72%	(3.47)%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 14,262	$13,042	$15,854	$14,520	$13,402	$14,150
Before Waivers
Ratio Of Expenses To Average Net Assets	1.65%(a)	1.64%	1.60%	1.64%	1.64%	1.60%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10%(a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Income To Average Net Assets	3.05%(a)	3.38%	3.15%	2.83%	3.05%	3.23%
Portfolio Turnover	17.10%(b)	31.96%	50.62%	91.08%	90.56%	36.85%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months Ended	Year Ended	Period Ended(d)
	1/31/2020	7/31/2019	7/31/2018

Net Asset Value, At Beginning of Period/Year	$ 10.45	$ 9.99	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.04)	(0.10)	(0.01)
Net Gain On Securities (Realized And Unrealized)	0.20	0.59	-***
Total From Investment Operations	0.16	0.49	(0.01)

Distributions:
Realized Gains	-	(0.03)	-
Total From Distributions	-	(0.03)	-

Net Asset Value, At End Of Period/Year	$ 10.61	$ 10.45	$ 9.99

Total Return **	1.53%(b)	4.99%	(0.10)%(b)

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 18,143	$ 17,635	$ 14,666
Before Waivers
Ratio Of Expenses To Average Net Assets	1.73%(a)	1.78%	0.59%(c)(b)
After Waivers
Ratio Of Expenses To Average Net Assets	1.50%(a)	1.50%	0.22%(c)(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.80)%(a)	(0.97)%	(0.09)%(c)(b)
Portfolio Turnover	20.08%(b)	54.29%	3.05%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

(a) Annualized.

(b) Not annualized.

(c) For period from 06/06/18 to 07/31/18.  For the total annual fund operating expenses after fee waiver and or reimbursement, please refer to the prospectus.

(d) Period June 6, 2018 (commencement of investment operations) through July 31, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG TACTICAL MARKET NEUTRAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

(Unaudited)
Six Months
	Ended	Period Ended(b)
	1/31/2020	7/31/2019

Net Asset Value, At Beginning of Period	$ 10.07	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	- ***	- ***
Net Gain On Securities (Realized And Unrealized)	0.05	0.07
Total From Investment Operations	0.05	0.07

Distributions:
Net Investment Income	(0.03)	-
Realized Gains	(0.03)	-
Total From Distributions	(0.06)	-

Net Asset Value, At End Of Period	$ 10.06	$ 10.07

Total Return **	0.53%(d)	0.70%(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 6,457	$ 3,632
Before Waivers
Ratio Of Expenses To Average Net Assets	4.11%(c)(e)	2.15%(a)(d)
After Waivers
Ratio Of Expenses To Average Net Assets	3.06%(c)(f)	0.16%(a)(d)
Ratio Of Net Investment Loss To Average Net Assets	(0.05)%(c)	(0.03)%(a)(d)
Portfolio Turnover	71.26%(d)	0.00%(d)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

(a) For period from 07/01/19 to 07/31/19.  For the total annual fund operating expenses after fee waiver and or reimbursement, please refer to the prospectus.

(b) Period July 1, 2019 (commencement of investment operations) through July 31, 2019.

(c) Annualized

(d) Not annualized

(e) Expenses before waivers (excluding interest expense of 0.00% and dividend expense of 1.08%) was 3.03%.

(f) Expenses after waivers (excluding interest expense of 0.00% and dividend expense of 1.08%) was 1.98%.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2020 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of four series: Ranger Small Cap Fund, Ranger Quest for Income and Growth Fund, Ranger Micro Cap Fund, and RG Tactical Market Neutral Fund (individually “the Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation. Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation. RG Tactical Market Neutral Fund (“Tactical Market Neutral Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation.  The Tactical Market Neutral Fund Institutional Class commenced investment operations on July 1, 2019.  Each Fund has Institutional Class Shares and Investor Class Shares; however, the Small Cap Fund, Micro Cap Fund, and Tactical Market Neutral Fund do not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to Small Cap Fund and Micro Cap Fund. Ranger International Management, L.P. (“Ranger International”) serves as investment adviser to Income and Growth Fund. RG Liquid Alts, L.P. (“RG Liquid Alts”) serves as investment adviser to the Tactical Market Neutral Fund. Ranger International, Ranger Investment, and RG Liquid Alts, are each referred to as an “Adviser,” and collectively as the “Advisers.”

Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Fund-level income and expenses, and realized and unrealized capital gains and losses are allocated to each share class based on their relative net asset within the Funds. Class-specific expenses are allocated to that share class. Trust expenses for the Funds are allocated based on their relative net asset within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities, including securities sold short, are recorded at their estimated fair value, as described in Note 4.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Short Sales of Investments: Tactical Market Neutral Fund may engage in short sales of securities to realize appreciation when a security that the Tactical Market Neutral Fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Statement of operations. While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. While the short position is open, the fund will post cash or liquid assets at least equal in an amount which corresponds to (i) the internal policies of the broker lending the applicable securities, and additionally (ii)  Regulation T of the Board of Governors of the Federal Reserve System, FINRA Rule 4210, Regulation X of the Board of Governors of the Federal Reserve System and other applicable regulatory requirements. Interest related to the loan is included in interest expense for short sales in the Statement of operations. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Short positions, if any, are reported at value and listed after the fund’s portfolio. At the close of the reporting period, the value of the securities sold short amounted to $(3,807,126), the deposit with broker for securities sold short amounted to $4,006,224 and the Tactical Market Neutral Fund posted collateral of $6,167,598. Collateral may include amounts related to unsettled trades.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their capital gains, if any, annually.  Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Throughout the six months ended January 31, 2020, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open tax years or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and certain state tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2020, the Funds did not incur any interest or penalties.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Return of Capital Estimates:  Distributions received from a Fund’s investments in Real Estate Investments Trusts (“REITs”) and Master Limited Partnerships (“MLPs”), generally are comprised of income and return of capital. The respective Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT, each MLP and other industry sources. These estimates may subsequently be revised based on information received from REITs and MLPs after their tax reporting periods are concluded.

Share Valuation:  The net asset value per share of each class of shares for Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund is equal to the net asset value per share.

Share Class Accounting:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not.  All classes have equal

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Funds do not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

Micro, Small and Medium Capitalization Risk:  Micro, small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.  The prices of securities of micro, small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies.  Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk:  Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Micro Cap Fund: An investment in the Micro Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Micro Cap Fund include, but are not limited to:

Micro Cap Company Risk; Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Micro Cap Fund

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

portfolio invests in micro capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Micro Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

ETF Tracking Risk:  Investment in the Micro Cap Fund should be made with the understanding that the passive ETFs in which the Micro Cap Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Micro Cap Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

A number of other risks are associated with an investment in the Micro Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Small Cap Fund: An investment in the Small Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Small Cap Fund include, but are not limited to:

Small Cap Company Risk: Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio invests in small capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Small Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Small Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Income and Growth Fund: An investment in the Income and Growth Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Income and Growth Fund include, but are not limited to:

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Income and Growth Fund may invest a portion of

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

its portfolio in small and mid capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Foreign Investment Risk: Investing in securities of foreign issuers involves risks not typically associated with U.S. investments, including risks relating to foreign currency values, adverse political, social and economic developments, trading liquidity, volatility, trading markets, taxation and withholding, and differing accounting, auditing and legal standards.

Master Limited Partnership Risks: An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, MLP units are subject to additional tax and/or regulatory risks, whereby changes in current regulation may cause a decline in value.

Preferred Stock Risk: Non-convertible preferred stock is primarily subject to interest rate risk and secondarily equity market risk. Convertible preferred stock is a hybrid that is subject to interest rate risk and an equity market risk which is more material than non-convertible preferred of the same issuer.

Real Estate Industry Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. As such, REITs and other real estate linked securities may be volatile.

A number of other risks are associated with an investment in the Income and Growth Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Tactical Market Neutral Fund: An investment in the Tactical Market Neutral Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Tactical Market Neutral Fund include, but are not limited to:

Market Neutral Risk: The Tactical Market Neutral Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Tactical Market Neutral Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Tactical Market Neutral Fund held only long positions, and the Tactical Market Neutral Fund’s short positions could result in unlimited losses. Although the Investment Adviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Tactical Market Neutral Fund’s market neutral strategy will be successful. The overall performance of the Tactical Market Neutral Fund depends on the net performance of its long and short positions, and it is possible for the Tactical Market Neutral Fund to experience a net loss across all positions. It is also possible that the Tactical Marker Neutral Fund’s long positions will decline in value at the same time that securities underlying the Tactical Market Neutral Fund’s short positions increase in value, thereby increasing potential losses to the Tactical Market Neutral Fund.  The Tactical Market

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Neutral Fund may execute parts of its market neutral strategy by investing across security types and/or geographic markets. This can increase the number of factors that could lead to a lack of correlation between the performance of the long and short positions and therefore result in losses on both sides of the strategy.

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Tactical Market Neutral Fund may invest a portion of its portfolio in small and mid capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Foreign Investment Risk: Investing in securities of foreign issuers involves risks not typically associated with U.S. investments, including risks relating to foreign currency values, adverse political, social and economic developments, trading liquidity, volatility, trading markets, taxation and withholding, and differing accounting, auditing and legal standards.

Real Estate Industry Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. As such, REITs and other real estate linked securities may be volatile.

Short Selling Risk:  If a security or other instrument sold short increases in price, the Tactical Market Neutral Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Tactical Market Neutral Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Tactical Market Neutral Fund may not be able to borrow a security that it needs to deliver, or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Tactical Market Neutral Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Tactical Market Neutral Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Tactical Market Neutral Fund may be required to pay in connection with the short sale.

Until the Tactical Market Neutral Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Tactical Market Neutral Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Tactical Market Neutral Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Tactical Market Neutral Fund may not be able to substitute or sell the pledged collateral. Additionally, the Tactical Market Neutral Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Tactical Market Neutral Fund's investment flexibility or other current obligations.

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Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Underlying Fund Risk:  Other investment companies including mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Tactical Market Neutral Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Tactical Market Neutral Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Tactical Market Neutral Fund. Additional risks of investing in ETFs and mutual funds are described below:

ETF Tracking Risk:  Investment in the Tactical Market Neutral Fund should be made with the understanding that the passive ETFs in which the Tactical Market Neutral Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Tactical Market Neutral Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

Management Risk:  When the Tactical Market Neutral Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Tactical Market Neutral Fund.

Mutual Fund Risk:  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Tactical Market Neutral Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Mutual funds are also subject management risk because the adviser to the underlying mutual fund may be unsuccessful in meeting the mutual fund's investment objective and may temporarily pursue strategies which are inconsistent with the Tactical Market Neutral Fund's investment objective.

Net Asset Value and Market Price Risk:  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

Strategies Risk:  Each Underlying Fund is subject to specific risks, depending on the nature of the underlying Fund. These risks could include liquidity risk, sector risk, and

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foreign currency risk, as well as risks associated with fixed income securities and commodities.

A number of other risks are associated with an investment in the Tactical Market Neutral Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the prospectus.

Note 4. Security Valuations

As described in Note 2, all investments are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, preferred stock, exchange traded funds and real estate investment trusts) - Equity securities are valued by using market

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quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3.

The Income and Growth Fund may invest in publicly traded partnership interests (“PTPs”) and MLPs, a subset of PTPs.  PTPs are limited partnerships, the interests in which are known as “units.” PTP units typically trade publicly, like common stocks, and thus may provide the investor more liquidity than ordinary limited partnerships.  Generally, these securities will be classified as Level 1 of value hierarchy.

Money market funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,411,332	$ -	$ -	$25,411,332
Short-Term Investment	765,119	-	-	765,119
Total	$26,176,451	$ -	$ -	$26,176,451

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,302,507	$ -	$ -	$11,302,507
Real Estate Investment Trusts	2,403,316	-	-	2,403,316
Preferred Stocks	154,445	-	-	154,445
Master Limited Partnerships & Publicly Traded Partnerships	631,258	-	-	631,258
Short-Term Investment	815,241	-	-	815,241
Total	$15,306,767	$ -	$ -	$15,306,767

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The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,057,431	$ -	$ -	$17,057,431
Exchange Traded Fund	552,234	-	-	552,234
Short-Term Investment	447,229	-	-	447,229
Total	$18,056,894	$ -	$ -	$18,056,894

The following table presents information about the Tactical Market Neutral Fund’s investments measured at fair value as of January 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,142,280	$ -	$ -	$ 4,142,280
Real Estate Investment Trusts	1,446,738	-	-	1,446,738
Exchange Traded Funds	578,579	-	-	578,579
Short-Term Investment	127,839	-	-	127,839
Total	$ 6,295,436	$ -	$ -	$ 6,295,436

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ (3,807,126)	$ -	$ -	$ (3,807,126)
Total	$ (3,807,126)	$ -	$ -	$ (3,807,126)

The Funds did not hold any Level 2 or Level 3 assets as of January 31, 2020.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2020.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2020.

Note 5. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) between the applicable Adviser and the Trust, Ranger Investment and Ranger International, respectively, are entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and Income and Growth Fund, respectively.  Pursuant to the Advisory Agreement, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.25% per annum of the average daily net assets of Micro Cap Fund. Pursuant to the Advisory Agreement, RG Liquid Alts is entitled to investment advisory fees, computed daily and payable monthly, of 1.75% per annum of the average daily net assets of Tactical Market Neutral Fund. For the six months ended January 31, 2020, the Advisers earned $127,218, $74,171, $108,912, and $43,611 from the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund, respectively. For the

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six months ended January 31, 2020, the Advisers waived $41,553, $41,318, $19,850, and $26,252 in fees from the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund, respectively. At January 31, 2020, the Advisers were owed $7,837, $5,334, $13,285, and $7,706 from the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund, respectively.

Ranger Investment and Ranger International have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby the Advisers have agreed to reduce their fees and reimburse expenses so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Small Cap Fund and Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2020.  Ranger Investment has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2020, to ensure that total annual Micro Cap Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. RG Liquid Alts has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2020, to ensure that total annual Tactical Market Neutral Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, dividend expenses, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets.  Each Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the respective adviser incurred the expenses.  As of July 31, 2019, Ranger Investment is entitled to recapture $220,317 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund.  As of July 31, 2019, Ranger International is entitled to recapture $247,003 in expenses pursuant to the Expense Limitation Agreement from the Income and Growth Fund.  As of July 31, 2019, Ranger Investment is entitled to recapture $68,520 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund. As of July 31, 2019, RG Liquid Alts is entitled to recapture $31,287 in expenses pursuant to the Expense Limitation Agreement from the Tactical Market Neutral Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund	Micro Cap Fund	Tactical Market Neutral Fund
July 31, 2017	July 31, 2020	$ 72,626	$ 83,583	N/A	N/A
July 31, 2018	July 31, 2021	$ 77,063	$ 84,377	$ 23,854	N/A
July 31, 2019	July 31, 2022	$ 70,628	$ 79,043	$ 44,666	$ 31,287

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred

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attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 6. Agreements

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average net asset value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2020, the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund incurred $19,095, $18,492, $15,903, and $9,267 in Transfer Agent and Accounting fees, respectively. As of January 31, 2020, the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund owed $3,442, $3,082, $2,650, and $1,832 in Transfer Agent and Accounting fees, respectively.  The Transfer Agent and Accounting fees are included in the Other Expenses Liability.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Funds are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement").  Prior to November 10, 2019, Foreside Fund Services, LLC served as the principal underwriter and national distributor for the shares of the Trust.  Prior to November 13, 2017, Rafferty Capital Markets, LLC served as the principal underwriter and national distributor for the shares of the Trust.  The Trust and the Advisers are not affiliated with the Distributor, Foreside Fund Services, LLC or Rafferty Capital Markets, LLC.

For the six months ended January 31, 2020, the Income and Growth Fund, Investor Class shares, accrued $1,419 in distribution fees.  At January 31, 2020, the Income and Growth Fund, Investor Class shares, owed $157 in distribution fees.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Note 7. Capital Share Transactions

At January 31, 2020, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund).  Paid in capital for the six months ended January 31, 2020 amounted to $20,989,930, $13,212,863, $17,793,117, and $6,482,365 for the Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Tactical Market Neutral Fund, respectively.  The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	107,114	$ 1,890,815	201,410	$ 3,534,700
Shares Reinvested	58,592	999,000	127,214	1,767,006
Shares Redeemed	(100,605)	(1,738,690)	(250,483)	(4,314,732)
Net Increase	65,101	$ 1,151,125	78,141	$ 986,974

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	2,111	$ 27,934	7,764	$ 93,400
Shares Reinvested	1,813	24,025	4,403	52,913
Shares Redeemed	(16,377)	(217,654)	(19,850)	(242,922)
Net Decrease	(12,453)	$(165,695)	(7,683)	$(96,609)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	41,786	$567,408	62,191	$ 735,311
Shares Reinvested	21,063	283,340	47,844	581,021
Shares Redeemed	(25,076)	(336,711)	(343,350)	(4,253,470)
Net Increase (Decrease)	37,773	$514,037	(233,315)	$(2,937,138)

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2020		Year Ended July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	43,466	$450,600	229,020	$ 2,274,092
Shares Reinvested	-	-	5,846	48,817
Shares Redeemed	(21,122)	(206,011)	(15,314)	(151,427)
Net Increase	22,344	$244,589	219,552	$2,171,482

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Tactical Market Neutral Fund – Institutional Class	Six Months Ended January 31, 2020		For the Period July 1, 2019 (Commencement of Investment Operations) through July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	314,467	$3,201,109	394,742	$3,960,571
Shares Reinvested	3,942	39,462	-	-
Shares Redeemed	(37,299)	(377,926)	(33,993)	(340,851)
Net Increase	281,110	$2,862,645	360,749	$3,619,720

The Small Cap Fund, Micro Cap Fund, and Tactical Market Neutral Fund have not issued Investor Class shares.

Note 8. Investments

Small Cap Fund

For the six months ended January 31, 2020, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,466,251 and $5,659,397, respectively.

Income and Growth Fund

For the six months ended January 31, 2020, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $2,421,298 and $2,857,318, respectively.

Micro Cap Fund

For the six months ended January 31, 2020, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $3,774,984 and $3,383,805, respectively.

Tactical Market Neutral Fund

For the six months ended January 31, 2020, the cost of purchases and the proceeds from sales, other than U.S. Government securities, short-term securities and securities sold short, aggregated $5,904,080 and $3,505,590, respectively. Purchases and sales of securities sold short aggregated $1,117,598 and $2,065,661, respectively.

Note 9. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2020, a long-term capital gain distribution of $1.11129 per share was paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $1,634,402.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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The tax character of distributions paid during the six months ended January 31, 2020, was as follows:

Capital Gain

$ 1,634,402

During the year ended July 31, 2019, a long-term capital gain distribution of $2.18383 per share, and a short-term capital gain distribution of $0.09433 per share, was paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $3,067,031.

The tax character of distributions paid during the year ended July 31, 2019, was as follows:

Capital Gain

$ 2,940,031

Ordinary Income

$    127,000

As of July 31, 2019, for tax purposes the Small Cap Fund’s undistributed net investment loss was $20,333 Additionally, the Small Cap Fund has elected to defer 2018 post October capital losses of $175,344, and its accumulated net realized gain on investments is $1,134,587.  The Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2019, amounts have been reclassified to reflect an increase in distributable earning of $115,744, and a corresponding decrease in accumulated paid in capital of $115,744, which primarily resulted from net operating losses.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2020, an ordinary income distribution of $0.10343 per share, return of capital of $0.03537 per share was paid on September 27, 2019, for shareholders on record as of September 26, 2019 for a total distribution of $12,452.  An ordinary income distribution of $0.09103 per share, a return of capital distribution of $0.04927 per share, were paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $11,573.

The tax character of distributions paid during the six months ended January 31, 2020, was as follows:

Ordinary Income

$   16,788

Return of Capital

$     7,237

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During the year ended July 31, 2019, an ordinary income distribution of $0.11176 per share, return of capital of $0.03074 per share was paid on September 27, 2018, for shareholders on record as of September 26, 2018 for a total distribution of $13,542.  An ordinary income distribution of $0.08078 per share, a return of capital distribution of $0.06652 per share, were paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $13,249.  An ordinary income distribution of $0.09714 per share, a return of capital distribution of $0.03726 per share, were paid on March 28, 2019, for shareholders on record as of March 27, 2019, for a total distribution of $12,285.  An ordinary income distribution of $0.1478 per share was paid on June 27, 2019, for shareholders on record as of June 26, 2019, for a total distribution of $13,837.

The tax character of distributions paid during the year ended July 31, 2019, was as follows:

Ordinary Income

$   40,603

Return of Capital

$   12,310

Institutional Class

During the six months ended January 31, 2020, an ordinary income distribution of $0.11056 per share, return of capital of $0.02824 per share was paid on September 27, 2019, for shareholders on record as of September 26, 2019 for a total distribution of $140,872.  An ordinary income distribution of $0.09772 per share, a return of capital distribution of $0.04258 per share, were paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $144,426.

The tax character of distributions paid during the six months ended January 31, 2020, was as follows:

Ordinary Income

$ 212,804

Return of Capital

$   72,494

During the year ended July 31, 2019, an ordinary income distribution of $0.13015 per share, return of capital of $0.01235 per share was paid on September 27, 2018, for shareholders on record as of September 26, 2018 for a total distribution of $159,094.  An ordinary income distribution of $0.09746 per share, a return of capital distribution of $0.04984 per share, were paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $166,048.  An ordinary income distribution of $0.09711 per share, a return of capital distribution of $0.03729 per share, were paid on March 28, 2019, for shareholders on record as of March 27, 2019, for a total distribution of $136,909.  An ordinary income distribution of $0.1478 per share was paid on June 27, 2019, for shareholders on record as of June 26, 2019, for a total distribution of $151,060.

The tax character of distributions paid during the year ended July 31, 2019, was as follows:

Ordinary Income

$ 505,153

Return of Capital

$ 107,958

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

As of July 31, 2019, for tax purposes the Income and Growth Fund’s accumulated net investment loss was $936,010, which includes $876,441 of short term capital loss. Additionally, the Income and Growth Fund has elected to defer 2018 post October capital losses of $169,314, and its accumulated net realized gain on investments is $0.  The Income and Growth Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. These reclassifications have no effect on net assets or net asset values per share.

Micro Cap Fund

No distributions were paid during the six months ended January 31, 2020.

During the year ended July 31, 2019, an ordinary income distribution of $0.03085 per share, was paid on December 28, 2018, for shareholders on record as of December 27, 2018, for a total distribution of $48,817.

The tax character of distributions paid during the year ended July 31, 2019, was as follows:

Ordinary Income

$ 48,817

As of July 31, 2019, for tax purposes the Micro Cap Fund’s undistributed net investment loss was $27,100. Additionally, the Micro Cap Fund has elected to defer 2018 post October capital losses of $395,239, and its accumulated net realized gain on investments is $0.  The Micro Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Micro Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2019, amounts have been reclassified to reflect an increase in distributable earning of $65,018, and a corresponding decrease in accumulated paid in capital of $65,018,  which primarily resulted from net operating losses.

Tactical Market Neutral Fund

During the six months ended January 31, 2020, an ordinary income distribution of $0.03457 per share, a long-term capital gain distribution of $0.00005 per share, and a short-term capital gain distribution of $0.02889 per share, was paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $39,462.

The tax character of distributions paid during the six months ended January 31, 2020, was as follows:

Ordinary Income

$ 39,431

Capital Gain

$        31

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

No distributions were paid from July 1, 2019 (commencement of investment operations) through July 31, 2019.

As of July 31, 2019, for tax purposes the Tactical Market Neutral Fund’s undistributed net investment loss was $506. Additionally, the Tactical Market Neutral Fund has elected to defer 2018 post October capital losses of $0, and its accumulated net realized gain on investments is $30.  The Tactical Market Neutral Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Tactical Market Neutral Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.

Note 10. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2020, R. E. Smith Sub S Trust held approximately 37.77% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2020, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 73.02% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.  As of January 31, 2020, Little Woody Ltd. held approximately 26.40% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund.  As of January 31, 2020, Dortmund Ltd. held approximately 25.61% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. As of January 31, 2020, Ameritrade, Inc. held in omnibus accounts for the benefits of others, approximately 51.78% of the voting securities of the Tactical Market Neutral Fund and may be deemed to control the Tactical Market Neutral Fund. As of January 31, 2020, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 34.19% of the voting securities of the Tactical Market Neutral Fund and may be deemed to control the Tactical Market Neutral Fund.

Note 11. New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment.  These regulations were effective November 5, 2018, and each Fund is complying with them effective with these financial statements.

In August 2018, FASB issued ASU No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.”  ASU 2018-13 includes new, eliminated, and

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

modified disclosure requirements for ASC 820.  In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.  ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted and each Fund has adopted ASU 2018-13 with these financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION

JANUARY 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs, which typically consist of management fees, 12b-1 fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2019 through January 31, 2020 for Ranger Small Cap Fund, and Ranger Quest for Income and Growth Fund, Investor Class and Institutional Class, Ranger Micro Cap Fund, and Tactical Market Neutral Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,031.80	$5.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.61	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Income and Growth Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,074.74	$7.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.35	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Income and Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,076.08	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.61	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Micro Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,015.31	$7.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.61

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Tactical Market Neutral Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,005.35	$15.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.75	$15.46

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 3.06%(a), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). (a) Expenses excluding interest expense and dividend expense (0.00% and 1.08%, respectively) was 1.98%.

RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS

JANUARY 31, 2020 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	4	Director, Fiberforge Corp. (2000- 2013) (Carbon fiber technology)
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002)	N/A	N/A
Mark Hasbani Year of Birth: 1988	Chief Compliance Officer (since June 2018)

Deputy Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since October 2017 to Present)

Senior Associate, Blue River Partners, LLC, a compliance consulting firm for investment advisers (January 2016 to June 2017)

Credit Risk Officer, State Street (May 2015 to November 2015)

Compliance Analyst, State Street (November 2014 to May 2015)

Law Clerk, Donoghue, Barrett & Singal (October 2013 to August 2014)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdco, Inc. (since July 2018) and CEO, Improving Holdings LLC (2007- July 2018), a technology consulting company.	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	President, Southwest Region, The Signatry, a non-profit Christian foundation (since November 2018); CEO, Christmas Morning Interests, Inc., a consulting company (since 1997); Managing Member, William K. Woodruff & Co, LLC, a registered investment adviser (2009-2018).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION

JANUARY 31, 2020 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-PORT’s are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Renewal of Management Agreements

The Board considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, Small Cap's and Micro Cap’s investment adviser, at an in person meeting held September 23, 2019. The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund; (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Income and Growth Fund – Agreement with Ranger International Management, LP

The Trustees first reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger International Management, LP (“Ranger International”) regarding its advisory agreement with the Trust on behalf of the Income and Growth Fund.

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with Ranger International noting that the advisor’s management team was very responsive to the Board and its requests.  They considered the advisor’s experience and capabilities noting that the advisor continued to invest in compliance and investment personnel.  They agreed that Ranger International focused on risk management as well as the daily pricing and operations of the Fund to the benefit of shareholders.  The Trustees noted that Ranger Investment reported no material compliance violations or pending or active litigation.  The Trustees noted as a quality attribute the advisor’s consistent approach to both security selection and risk management in seeking quality

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

growth companies.  Taking into account the personnel involved in servicing the Fund, as well as the factors described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that Income and Growth Fund outperformed its benchmark, peer group and its Morningstar category average over the 1-year period.  The Trustees further noted that Income and Growth Fund underperformed its benchmark, peer group and its Morningstar category average over the 3 year and 5 year periods, and had underperformed its benchmark since Income and Growth Fund’s inception of September 29, 2011.  The Trustees noted that the Fund’s largest contributors were attributed to technology and financial sectors and that holdings in basic materials and cyclical sectors were the largest detractors from performance.  The Trustees noted that the Fund was negatively affected in late 2018 by a sell-off, but rebounded strongly in 2019. The Trustees considered the strong short-term performance and after further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.  The Trustees noted that Ranger International’s management fee was 1.00%, and that the advisor had contractually agreed to limit the Fund’s total operating expenses to 1.10% (excluding certain expenses).  They compared the advisory fee to that of the peer group and Morningstar category noting that the Fund’s fee was higher than both the peer group and category’s average and median advisory fees.  With respect to total operating expenses, the Trustees noted that the Fund’s total expenses were higher than the peer group category average and lower than the Morningstar category average expense ratio.  They further considered that Ranger International waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement.  After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the advisor and noted that Ranger International realized a modest profit in connection with the advisory agreement with Income and Growth Fund, further noting that the advisor waived a portion of its advisory fee. The Trustees discussed the soft dollars paid to the advisor.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees discussed economies of scale, noting that the Fund was marketed and distributed on both a retail and institutional basis, by one active wholesaler. The Trustees further noted that Ranger International could not accurately predict the Fund’s total assets at the end of the next 12 months and the advisor is unsure when economies of scale could be achieved.  The Board found this reasonable and determined to revisit the matter of economies of scale at the next renewal of the advisory agreement.

Conclusion.  Having requested and received such information from Ranger International as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and shareholders of Income and Growth Fund.

Small Cap Fund and Micro Cap Fund – Agreement with Ranger Investment Management, LP

The Trustees next turned their attention to the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment Management, LP (“Ranger Investment”) regarding its advisory agreement with the Trust on behalf of the Small Cap Fund and Micro Cap Fund.

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with Ranger Investment noting that the advisor’s management team was very responsive to the Board and its requests.  The Trustees reviewed the advisor’s personnel and considered the advisor’s experience and capabilities noting that the advisor continued to invest in compliance and investment personnel while retaining experienced talent.  The Trustees favorably noted Ranger Investment’s consistent approach to portfolio management, prudently allocating among sectors based on valuations and company fundamentals.  They agreed that Ranger Investment focused on risk management as well as the operations and client relations of each Fund to the benefit of shareholders.  The Trustees noted that Ranger Investment reported no material compliance violations or pending or active litigation.  Taking into account the personnel involved in servicing each Fund, as well as the factors described above, the Board expressed satisfaction with the quality of the services provided.

Performance.

Small Cap Fund.  The Trustees noted that Small Cap Fund outperformed its Morningstar category for the 1 year and 5-year periods, while modestly underperforming its Morningstar category for the 3 year period.  The Trustees noted that Small Cap Fund had outperformed its peer group over the 5 year period, but underperformed its peer group over the 1 year and 3 year periods.  The Trustees further noted that Small Cap Fund outperformed its benchmark over all periods presented.  The Trustees considered the advisor’s explanation about the factors to Small Cap Fund’s performance, noting materials & processing and energy sectors provided the largest positive performance while healthcare technology detracted from Small Cap Fund’s overall performance.  The Trustees considered that Small Cap Fund was showing strong absolute performance, and because of Ranger Investment’s risk management strategy, that the Fund would tend to underperform in a highly speculative market.  The Trustees determined that Small Cap Funds’s performance was not unreasonable.

Micro Cap Fund. The Trustees noted that Micro Cap Fund outperformed both its Morningstar category and its benchmark for the 1-year period.  The Trustees further noted that Micro Cap Fund had significantly outperformed its benchmark index since Micro Cap Fund’s inception of June 6, 2018, performing +4.24% and -11.92% for Micro Cap Fund and the Russell Microcap Growth Index, respectively.  The Trustees considered the advisor’s explanation about the factors impacting Micro Cap Fund’s performance, noting a significant decline in the fourth quarter 2018 due to a large market sell-off, followed by strong performance for the first seven months of 2019, largely due to positions in the healthcare technology and processor durables sectors. The Trustees considered that the Fund was showing strong absolute performance since inception and determined that Micro Cap Fund’s performance was not unreasonable.

Fees and Expenses.

Small Cap Fund. The Trustees noted that Ranger Investment’s management fee for Small Cap Fund was 1.00% before waiver and 0.69% after waiver, further noting that the advisor contractually agreed to limit the Fund’s total operating expenses to 1.10% (excluding certain expenses).  They compared the advisory fee to that of a peer group and Morningstar category and noted that although the advisory fee was higher than the peer group median of 0.85% and the Morningstar category median of 0.80%, it was in line with the peer group average advisory fee of 0.975% and well within the range of both.  The Trustees further considered that the Fund’s net expense ratio, after waiver, was lower than the average expense ratio of the peer group of 1.12% and lower than the Morningstar category average expense ratio of 1.29%.  They further considered that

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Ranger Investment waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement.  The Trustees noted that although the Fund’s fee was among the higher fees charged by the advisor, the Trustees considered the advisor’s assertion that those other accounts were, on average, significantly larger than the Fund, and were separate accounts, not pooled vehicles, requiring fewer services.  After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Micro Cap Fund. The Trustees noted that Ranger Investment’s management fee for Micro Cap Fund is 1.25% before waiver and 0.77% after waiver, further noting that the advisor contractually agreed to limit the Fund’s total operating expenses to 1.50% (excluding certain expenses).  They compared the advisory fee to that of a peer group and Morningstar category and noted that although the advisory fee was equal to the peer group median and higher than the Morningstar category median of 0.80% the Morningstar category was not representative of Micro Cap Fund’s strategies.  The Trustees further considered that the Fund’s net expense ratio, after waiver, was lower than the average expense ratio of the peer group.  They further considered the representations of Ranger Investment, that the strategy required more internal proprietary research because less third party research was available for this asset class.  After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by Ranger Investment and noted that the advisor realized a reasonable profit margin in connection with its advisory agreement and relationship with Small Cap Fund but agreed that such profits were modest in terms of actual dollars and in light of the time and effort necessary to manage a mutual fund. The Trustees further noted that the advisor also realized a net profit in connection with its advisory agreement and relationship with Micro Cap Fund. The Trustees considered that the advisor had waived $70,628 and $44,666 in advisory fees over the past twelve months for Small Cap Fund and Micro Cap Fund, respectively.  The Trustees also discussed capacity issues related to Micro Cap Fund. The Trustees discussed the soft dollars paid to the advisor.  The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees discussed economies of scale, noting that each Fund is marketed and distributed on both an institutional and a retail basis.  The Trustees noted that the advisor was unsure when economies of scale would be reached, and did not have plans immediate plans to change the fee structure of either Fund in the near future.  The Trustees determined to revisit the matter of economies of scale at the next renewal of the advisory agreement.

Conclusion.  Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and shareholders of each Fund.

Tactical Market Neutral Fund – Agreement with RG Liquid Alts, LP

The Trustees reviewed the advisory agreement supplied by RG Liquid Alts, LP regarding its advisory agreement with the Trust on behalf of Tactical Market Neutral Fund and noted that the agreement was approved by the Board at the May 23, 2019 meeting and did not need to be renewed until the next annual meeting in 2020.

Independent Registered Public Accounting Firm	KPMG LLP 1225 17th Street, Suite 800 Denver, CO 80202	Legal Counsel	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 425 Walnut St., 6th Floor Cincinnati, OH 45202	Transfer Agent	Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	Arbor Court Capital, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 3, 2020

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date April 3, 2020